EQUITY (Schedule of Share Capital) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ILS (₪) shares
Number of Ordinary Shares
Authorized share capital | shares	1,500,000,000	1,500,000,000	500,000,000	500,000,000
Issued and paid-up share capital | shares	349,169,545	349,169,545	171,269,528	171,269,528
Issued and paid-up share capital | $	$ 9,869,795		$ 4,691,734
NIS [Member]
Number of Ordinary Shares
Authorized share capital | ₪		₪ 150,000,000		₪ 50,000,000
Issued and paid-up share capital | ₪		₪ 34,916,955		₪ 17,126,953